RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
RESTRUCTURING COSTS
NOTE 16:       RESTRUCTURING COSTS

In November 2014, the Company initiated a restructuring plan of its search monetization business, mainly to reduce workforce, close certain facilities, as well as other cost saving measures. Pursuant to this restructuring plan, in 2014, the Company incurred cumulative charges of $3,981 as follows:

Payroll and share-based compensation expenses	$1,993
Lease facilities and related expenses	1,248
Property and equipment impairment	632
Other	108

Total restructuring costs	$3,981

In October 2015, the Company initiated a restructuring plan of one of its consumer app development projects, mainly to reduce workforce, close certain facilities, as well as other cost saving measures. Pursuant to this restructuring plan, in 2015, the Company incurred cumulative charges of $1,052 as follows:

Severance and payroll related	$1,022
Property and equipment impairment	159
Write-off of prepaid royalties	219
Other	(348)

Total restructuring costs	$1,052

As of December 31, 2015, the restructuring accrual amounted to $1,756, and is included under accrued expenses and other liabilities on the balance sheet. In 2016, there was no accrual. The additions and adjustments to the accrued restructuring liability for the year ended December 31, 2016 are as follows:

	December 31, 2015	Additional costs	Cash payments	Adjustments	December 31, 2016
2015 Restructuring Plan:
Severance and Payroll related	$752	$272	$(1,065)	$41	$-
Rent and related expenses	-	456	-	(456)	-

Restructuring accrual assumed
upon acquisition	1,004	-	(566)	(438)	-

	$1,756	$728	$(1,631)	$(853)	$-